Financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
Financial risk management
Disclosure of categories of material financial assets and liabilities
	December 31,
	2020	2019(*)	2018(*)
	(Euro, in thousands)
Financial assets held at fair value through profit or loss
Equity instruments	€8,951	€11,275	€6,000
Current financial investments	1,571,858	3,919,216	—
Financial assets at amortised cost
Current financial investments	1,454,420	—	—
Cash and cash equivalents	2,135,187	1,861,616	1,290,796
Restricted cash (current and non-current)	1,482	1,418	1,276
Other non-current assets	907	1,399	644
Trade receivables	184,632	39,603	9,206
Total financial assets	€5,357,438	€5,834,526	€1,307,922

Financial liabilities held at fair value through profit or loss
Current financial instruments	€3,164	€6,198	€—

Financial liabilities at amortised cost
Trade liabilities	134,905	116,749	52,466
Lease liabilities	29,436	25,384	—
Total financial liabilities	€167,505	€148,331	€52,466

(*) The historical consolidated financial information for 2019 and 2018 presented in this disclosure note has been adjusted mainly to correct for the amounts of other receivables and other payables that are outside the scope of IFRS 9.

Disclosure of aging balance of receivables
	December 31,
	2020	2019	2018
	(Euro, in thousands)
60 - 90 days	€—	€87	€236
90 - 120 days	—	—	12
more than 120 days	€—	€—	€—

Foreign exchange risk
Financial risk management
Disclosure of sensitivity of exchange rate risk
	December 31,
	2020	2019	2018
Net book value	(Euro, in thousands)
Increase in Euros - U.S. Dollars	€(116,690)	€(133,373)	€(27,200)
Increase in Euros - GB Pounds	303	113	100
Increase in Euros - CH Francs	2,013	538	208
Increase in Euros - HR Kunas	—	650	611
Increase in U.S. Dollars - GB Pounds	€—	€(894)	€(923)